Post-Retirement Benefit Obligations - Summary of Quantitative Sensitivity Analysis for Significant Assumptions (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Discount rate for post-retirement benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Increase in rate %	0.25%	0.25%
Increase/ (decrease) in post-retirement benefit obligations	¥ (78)	¥ (74)
Decrease in rate %	0.25%	0.25%
Increase/ (decrease) in post-retirement benefit obligations	¥ 81	¥ 77
Annual increase rate of pension benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Increase in rate %	1.00%	1.00%
Increase/ (decrease) in post-retirement benefit obligations	¥ 244	¥ 260
Decrease in rate %	1.00%	1.00%
Increase/ (decrease) in post-retirement benefit obligations	¥ (208)	¥ (222)
Annual increase rate of medical expenses [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Increase in rate %	1.00%	1.00%
Increase/ (decrease) in post-retirement benefit obligations	¥ 43	¥ 36
Decrease in rate %	1.00%	1.00%
Increase/ (decrease) in post-retirement benefit obligations	¥ (36)	¥ (30)